UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-6525
                          CALVERT MUNICIPAL FUND, INC.

               (Exact name of registrant as specified in charter)

                             4550 Montgomery Avenue
                                   Suite 1000N
                            Bethesda, Maryland 20814
                    (Address of Principal Executive Offices)
                           William M. Tartikoff, Esq.
                             4550 Montgomery Avenue
                                   Suite 1000N
                            Bethesda, Maryland 20814
                     (Name and Address of Agent for Service)

       Registrant's telephone number, including area code: (301) 951-4800

                      Date of fiscal year end: December 31

        Date of reporting period: Fiscal quarter ended September 30, 2004

Item 1. Schedule of Investments.



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 CALVERT CALIFORNIA LIMITED-TERM MUNICIPAL FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004
                                                                                    PRINCIPAL
 MUNICIPAL OBLIGATIONS - 98.9%                                                        AMOUNT            VALUE
 California - 94.4%

 ABAG Finance Authority For Nonprofit Corps. Adjustable COPs, 1.73%, 2/1/25 (r)         $1,100,000       $1,100,000

 California State Department of Transportation Revenue Bonds, 3.00%, 2/1/06              1,000,000        1,017,220

 California State Department of Water Resources Revenue Bonds:

 5.50%, 5/1/08                                                                           1,325,000        1,457,487

 6.00%, 12/1/10 (Prerefunded)                                                              430,000          505,744

 6.00%, 12/1/10 (Unrefunded Balance)                                                       570,000          663,885

 California State Economic Recovery Revenue Bonds, 5.00%, 7/1/23 (mandatory              1,000,000        1,077,500
 put, 7/1/07 @ 100) (r)

 California State GO SAVR, 1.95%, 5/1/33 (r)                                             1,000,000          999,980

 California State of California GO Bonds, 5.00%, 3/1/07                                  1,000,000        1,065,950

 California State Public Works Lease Revenue Bonds, 5.00%, 6/1/07                        1,000,000        1,069,650

 California State Rural Single Family Homes Mortgage Finance Authority Revenue             755,000          755,000
 VRDN, 1.25%, 12/1/06 (r)

 California Statewide Communities Development Authority Revenue COPs, 6.00%,             1,000,000        1,127,680
 6/1/08

 California Statewide Communities Development Authority Revenue VRDN, 1.76%,             1,000,000        1,000,000
 8/1/39 (r)

 Central California Unified School District COPs, 2.00%, 2/1/24 (mandatory put,          1,000,000        1,000,660
 2/1/06 @ 100) (r)

 Freemont California COPs, 1.70%, 8/1/25 (mandatory put, 8/1/05 @ 100) (r)               1,000,000          999,670

 Gardena California Financing Agency Revenue VRDN, 4.50%, 9/1/11 (r)                     2,110,000        2,110,000

 Los Angeles California MFH Revenue Bonds, 5.85%, 12/1/27 (mandatory put,                  970,000        1,016,725
 12/1/07 @ 100)

 Metropolitan Water District of Southern California Revenue VRDN, 1.80%, 7/1/36            350,000          350,000
 (r)

 Natomas California Unified School District COPs, 2.50%, 2/1/28 (mandatory put,          1,000,000        1,000,680
 2/1/05 @ 100) (r)

 San Francisco City and County California Redevelopment Agency MFH Revenue                 500,000          500,000
 VRDN, 1.51%, 10/1/10 (r)

 Southern California Rapid Transit District Special Assessment Bonds, 5.90%,             1,000,000        1,106,920
 9/1/07

 Victorville California MFH Revenue VRDN, 1.80%, 12/1/15 (r)                             1,000,000        1,000,000

 Other - 4.5%

 Puerto Rico Commonwealth Electric Power Authority GO VRDN, 1.70%, 7/1/22 (r)            1,000,000        1,000,000


 TOTAL INVESTMENTS (Cost $21,593,347) - 98.9%                                                            21,924,751
 Other assets and liabilities, net - 1.1%                                                                   242,660
 Net Assets - 100%                                                                                      $22,167,411

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(r) The coupon rate shown on floating or adjustable rate  securities  represents the rate at period end.

 Abbreviations:
 COPs: Certificates of Participation
 GO: General Obligation
 MFH: Multi-Family Housing
 SAVR: Select Auction Variable Rate
 VRDN: Variable Rate Demand Note



This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.


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 CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004
                                                                                    PRINCIPAL
 MUNICIPAL OBLIGATIONS - 97.5%                                                        AMOUNT           VALUE
 Alabama - 1.7%

 Homewood Alabama Educational Building Authority Revenue Bonds, 5.25%, 12/1/15         $1,220,000        $1,363,216

 Alaska - 2.7%

 Alaska State Industrial Development and Export Authority Revenue Bonds, 5.70%,         2,000,000         2,175,540
 4/1/11

 Arkansas - 1.2%

 Greene County Arkansas Sales and Use Tax Revenue Bonds, 4.75%, 6/1/11                    890,000           972,895

 California - 1.5%

 Alameda-Contra Costa California Schools Financing Authority COPs, 1.83%, 8/1/24          200,000           200,000
 (r)

 California State SAVR GO Bonds, 1.95%, 5/1/33 (r)                                      1,000,000           999,980

 Colorado - 2.6%

 Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax                 2,000,000         2,078,620
 Allocation and Revenue Bonds, 7.375%, 12/1/13

 Delaware - 1.2%

 Delaware State Economic Development Authority Revenue VRDN, 2.05%, 10/1/17 (r)         1,000,000         1,000,000

 Florida - 6.6%

 Dade County Florida Avaiation Revenue Bonds, 5.375%, 10/1/09                           1,685,000         1,823,103

 Dade County Florida Education Facilities Authority Revenue Bonds, 6.00%, 4/1/08        1,000,000         1,118,470

 Florida State Ports Financing Commission Revenue Bonds, 5.50%, 10/1/10                 1,840,000         2,019,418

 Port St. Lucie Florida Special Tax Assessment Revenue Bonds, 5.00%, 9/1/12               375,000           415,324

 Georgia - 4.2%

 Fulton County Georgia School District GO Bonds, 5.25%, 1/1/12                          1,000,000         1,126,880

 George L Smith II Congress Center Authority Revenue Bonds, 6.00%, 7/1/09               2,000,000         2,261,920

 Illinois - 4.1%

 Chicago Illinois Tax Allocation Bonds, 6.25%, 11/15/13                                 1,500,000         1,673,400

 Illinois State Educational Facilities Authority Revenue Bonds, 5.20%, 12/1/19          1,500,000         1,628,580

 Maryland - 0.4%

 Cecil County Maryland Health Department COPs, 7.875%, 7/1/14                             336,000           338,137

 Massachusetts - 0.6%

 Massachusetts State Health and Educational Facilities Authority Revenue Bonds,           480,000           495,701
 5.40%, 12/1/23

 Michigan - 1.9%

 Michigan State Building Authority Revenue Bonds, 5.50%, 10/15/08                       1,000,000         1,112,270

 Michigan State Higher Education Facilities Authority Revenue Bonds, 7.00%,               420,000           430,185
 11/1/05

 Missouri - 3.4%

 St. Louis County Missouri Convention and Sports Facility Revenue Bonds, 5.25%,         2,000,000         2,234,720
 8/15/10

 St. Louis Missouri Airport Revenue Bonds, 5.50%, 7/1/10                                  465,000           513,053

 New Jersey - 11.4%

 Camden County New Jersey Improvement Authority Revenue Bonds, 5.25%, 9/1/13            1,000,000         1,129,460

 Mercer County New Jersey Improvement Authority Revenue Bonds, 5.00%, 12/15/14          1,000,000         1,104,720

 New Jersey State Transit Corporation Revenue Bonds, 5.50%, 9/15/12                     2,000,000         2,278,560

 New Jersey State Transportation Authority Revenue Bonds:

 6.50%, 6/15/11 (Series B, Prerefunded)                                                   745,000           894,313

 6.50%, 6/15/11 (Series B, Unrefunded Balance)                                          1,255,000         1,495,998

 New Jersey State Turnpike Authority Revenue Bonds, 6.00%, 1/1/13                       2,000,000         2,361,880

 New York - 10.5%

 New York City New York GO Bonds:

 5.75%, 8/1/11                                                                          1,660,000         1,892,400

 5.35%, 8/1/12                                                                          1,000,000         1,103,780

 New York State Local Government Assistance Corp. Revenue Bonds, 6.00%, 4/1/14          1,000,000         1,184,450

 New York State Thruway Authority Service Contract Revenue Bonds, 5.25%, 4/1/10         1,345,000         1,467,408

 New York State Urban Development Corp. Revenue Bonds, 5.25%, 1/1/14                    2,500,000         2,830,450

 Westchester County New York IDA Civic Facility Revenue Bonds, 6.25%, 4/1/05               75,000            75,847

 Oklahoma - 6.5%

 Citizen Potawatomi Nation Oklahoma Revenue Bonds, 5.75%, 9/1/11                        2,205,000         2,226,168

 Oklahoma State Industries Authority Revenue Bonds, 5.50%, 8/15/09                      2,760,000         3,078,752

 Pennsylvania - 8.8%

 Allegheny County Pennsylvania Airport Authority Revenue Bonds, 5.75%, 1/1/09           2,000,000         2,192,820

 Ridley Park Pennsylvania Hospital Authority Revenue Bonds, 6.00%, 12/1/13              1,000,000         1,139,220

 South Wayne County Pennsylvania Water and Sewer Authority Revenue Bonds:

 5.95%, 10/15/10                                                                          670,000           763,492

 5.95%, 10/15/11                                                                          730,000           836,587

 5.95%, 10/15/12                                                                          285,000           328,497

 York County Pennsylvania Solid Waste and Refuse Authority Revenue Bonds, 5.50%,        1,655,000         1,895,670
 12/1/12

 Puerto Rico - 1.5%

 Puerto Rico Commonwealth Highway and Transportation Authority Revenue Bonds,           1,000,000         1,214,980
 6.25%, 7/1/13

 South Carolina - 7.1%

 Charleston County South Carolina Resource Recovery Revenue Bonds, 5.25%, 1/1/10        2,415,000         2,642,735

 Greenville South Carolina Hospital System Facilities Revenue Bonds, 5.25%,             1,000,000         1,112,860
 5/1/14

 Piedmont South Carolina Municipal Power Agency VRDN, 1.70%, 1/1/34 (r)                 1,000,000         1,000,000

 South Carolina State Jobs-Economic Development Authority Health Revenue Bonds,         1,000,000           999,980
 6.50%, 10/1/04

 Tennessee - 3.2%

 Knox County Tennessee Health Educational and Housing Facilities Revenue Bonds,         1,250,000         1,469,013
 7.25%, 1/1/09

 Memphis-Shelby County Tennessee Airport Authority Revenue Bonds, 6.25%, 2/15/09        1,000,000         1,128,780

 Texas - 11.5%

 Amarillo Texas Health Facilities Corp. Revenue Bonds, 5.50%, 1/1/12                    2,710,000         3,058,072

 Bexar County Texas State Revenue Bonds, 5.75%, 8/15/11                                 2,000,000         2,271,440

 Houston Texas Hotel Occupancy Tax and Special Revenue Bonds, 5.75%, 9/1/12             2,100,000         2,393,202

 North Forest Texas Independent School District GO Bonds, 6.25%, 8/15/16                1,500,000         1,565,955

 Virginia - 2.2%

 Chesterfield County Virginia IDA Pollution Control Revenue Bonds, 5.875%,                750,000           830,332
 6/1/17

 Virginia Pocahontas Parkway Association Revenue Bonds, Zero Coupon, 8/15/06            1,150,000           986,470

 Washington - 1.5%

 Skagit County Washington Public Hospital District No. 1 Revenue Bonds, 5.75%,          1,050,000         1,173,133
 12/1/11

 West Virginia - 1.2%

 West Virginia State Economic Development Authority Commercial Revenue Bonds,           1,000,000           974,990
 8.00%, 4/1/25


 TOTAL INVESTMENTS (Cost $75,648,792) - 97.5%                                                            79,083,826
 Other assets and liabilities, net - 2.5%                                                                 2,034,791
 Net Assets - 100%                                                                                      $81,118,617

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(r) The coupon rate shown on floating or adjustable rate  securities  represents the rate at period end.

 Abbreviations:
 COPs: Certificates of Participation
 GO: General Obligation
 IDA: Industrial Development Authority
 SAVR: Select Auction Variable Rate
 VRDN: Variable Rate Demand Note



                                                   UNDERLYING       UNREALIZED
                         # OF      EXPIRATION     FACE AMOUNT      APPRECIATION
 FUTURES               CONTRACTS      DATE         AT VALUE       (DEPRECIATION)
 Sold:
 5 Year U.S. Treasury     103        12/04       $11,407,250           ($9,161)
 Notes


This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.




NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Municipal Fund, Inc. is comprised of a municipal intermediate portfolio (National) and a municipal short-term portfolio (California). Each of the Portfolios, collectively the "Fund," is registered under the Investment Company Act of 1940 as a nondiversified open-end management investment company. The operations of each Portfolio are accounted for separately. Class A shares are sold with a maximum front-end sales charge of 2.75% and 1.00% for National and California, respectively.

During 2003, the Board of Directors ("Board") approved the conversion of the Calvert California Municipal Intermediate Portfolio from an intermediate-term California municipal portfolio to a short-term California municipal portfolio. In this regard, the Board approved a resolution to change the average dollar-weighted maturity of the Portfolio from between three and ten years to three years or less. The transition to the shortened average dollarweighted maturity was to be completed by December 31, 2003. Effective December 31, 2003, the name of the Portfolio changed to the Calvert California Limited-Term Municipal Fund. Also effective December 31, 2003, the Portfolio reduced the maximum front-end sales charge from 2.75% to 1.00% and the Advisor agreed to limit net annual fund operating expenses to .90%.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Other securities for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2004, no securities were fair valued under the direction of the Board of Directors.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: Effective February 1, 2004, the Portfolios began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (National) or five days of purchase (California) in the same Portfolio. The redemption fee is paid to the Portfolio, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B -- TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes, the components of net unrealized appreciation (depreciation) as of September 30, 2004.


                                         NATIONAL                    CALIFORNIA
-------------------------------------------------------------------------------

Federal income tax cost                    $75,601,719              $21,593,199
                                       ========================================


Unrealized appreciation                      3,562,150                  347,173


Unrealized (depreciation)                     (80,043)                 (15,621)
                                       ----------------------------------------

   Net appreciation (depreciation)          $3,482,107                 $331,552
                                         ======================================



Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



CALVERT MUNICIPAL FUND, INC.

By:      /s/ Barbara Krumsiek
         _____________________
         Barbara Krumsiek
         President -- Principal Executive Officer

Date:    December 10, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ Barbara Krumsiek
         ____________________
         Barbara Krumsiek
         President -- Principal Executive Officer
Date:    December 10, 2004

         /s/ Ronald Wolfsheimer
         ______________________
         Ronald Wolfsheimer
         Treasurer -- Principal Financial Officer

Date:    December 10, 2004